Income Taxes	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Income Taxes
10 –	Income Taxes
The income tax expense differs from the amount that would result from applying the federal and provincial income tax rate to the net income before income taxes.
These differences result from the following items:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Income before income taxes	$44,853	$24,276

Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$12,110	$6,555

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$1,627	$1,525

Non-taxable portion of capital gain or loss	348	(433)

Withholding taxes	2,178	1,940

Change in unrecognized temporary differences and other	968	872

Income tax expense	$17,231	$10,459
The deferred tax liabilities are shown below:

In $000s	As at December 31, 2021	As at December 31, 2020

Deferred Income Tax Liabilities

Non-capital losses	$17,405	$24,922

Investments and other	274	(735)

Stream, royalty and other interests	(35,973)	(29,664)

Total deferred income tax liabilities	$(18,294)	$(5,477)
Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Non-capital
losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2021 of $64.5 million (2020 — $92.3 million) as it is probable that there will be future taxable profits to recover the deferred tax assets.
The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Balance, beginning of the year	$(5,477)	$4,107

Recognized in net income (loss) for the year	(14,202)	(7,595)

Recognized in equity	65	357

Recognized in other comprehensive income (loss) for the year	1,320	(2,346)

Balance, end of year	$(18,294)	$(5,477)
The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration

Non-capital loss carry-forwards	Canada	$64,465	2030–2036
The aggregate
amount of deductible temporary differences associated with capital losses and other items, for which deferred income tax assets have not been recognized as at December 31, 2021 are $15.1 million (2020 — $13.0 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable capital gains or taxable income will be available against which the Company can utilize the benefit.